Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
China Mobile Communications Corporation [member]
Statement [LineItems]
Summary of Principal Related Party Transactions

The following is a summary of principal related party transactions entered into by the Group with CMCC Group for the years ended December 31, 2016, 2017 and 2018.

		2018	2017	2016
	Note	Million	Million	Million

Telecommunications services revenue	(i)	71	47	159
Property leasing and management services revenue	(ii)	226	188	197
Property leasing and management services charges	(ii)	1,009	999	976
Network assets leasing charges	(iii)	2,308	2,494	2,738
Network capacity leasing charges	(iii)	402	1,047	2,696
Short-term bank deposits received	(iv)	10,873	8,611	5,552
Short-term bank deposits repaid	(iv)	8,611	5,552	7,274
Interest expenses	(iv)	142	21	7

Note:

(i)

The amounts represent telecommunications services settlement received/receivable from CMCC Group for the telecommunications project planning, design and construction services, telecommunications line and pipeline construction services, and telecommunications line maintenance services.

(ii)	The amount represents the rental and property management fees received/receivable from or paid/payable to CMCC Group in respect of offices, retail outlets and warehouses.
(iii)

The amounts represent the network assets leasing settlement paid/payable to CMCC Group, and the TD-SCDMA network capacity charges paid/payable to CMCC Group pursuant to the network capacity leasing agreement with CMCC Group for the provision of TD-SCDMA related services. Based on the lease classification assessments, the Group does not substantially bear the risks and reward incidental to the ownership of the leased network assets, and accordingly the Group accounts for the network assets leasing and the network capacity leasing as operating leases.

(iv)	The amounts represent the deposits received from or repaid to CMCC Group and interest expenses paid/payable to CMCC Group in respect of the deposits.

Amounts Due from (to) Related Party

Amounts due from/to CMCC Group, other than amount due from/to ultimate holding company, are included in the following accounts captions summarized as follows:

	As of	As of
	December 31, 2018	December 31, 2017
	Million	Million

Accounts receivable	282	301
Other receivables	145	116
Prepayments and other current assets	5	—
Accounts payable	5,825	4,580
Accrued expenses and other payables	80	131

Associates and joint ventures [member]
Statement [LineItems]
Summary of Principal Related Party Transactions

The Group has entered into transactions with associates and joint venture of the Group or CMCC Group. The major transactions entered into by the Group and these companies and amounts due from/to these companies are as follows:

	Note		As of December 31, 2018 Million	As of December 31, 2017 Million

Accounts receivable	(i	)	240	313
Interest receivable	(ii	)	829	997
Other receivables	(iii	)	12,518	12,565
Prepayments and other current assets			160	51
Available-for-sale financial assets	(iii	)	—	31,778
Financial assets at FVPL	(iii	)	41,128	—
Bank deposits	(iii	)	44,955	62,969
Accounts payable	(iv	)	3,252	4,479
Accrued expenses and other payables	(iv	)	7,301	5,429

			2018	2017	2016
	Note		Million	Million	Million

Telecommunications services revenue	(i	)	604	828	637
Telecommunications services charges	(v	)	—	—	422
Property leasing and management services revenue	(vi	)	40	99	1
Charges for use of tower assets	(iv	)	37,837	36,335	28,144
Interest and other income	(ii	)	4,083	4,807	4,140
Dividend income			691	847	1,944

Note:

(i)	The amounts represent the telecommunications services revenue received/receivable from the Group’s associates.
(ii)

The amounts primarily represent interest received/receivable from deposits placed with SPD Bank, short-term loans granted to China Tower and placements with SPD Bank by China Mobile Finance; and represent the income from WMP purchased from SPD Bank. The interest rate of deposits placed with SPD Bank is determined in accordance with the benchmark interest rate published by PBOC.

(iii)

Other receivables primarily represent the short-term loans granted to China Tower and placements with SPD Bank by China Mobile Finance, which will mature by or before December 2019 and withholding power and utilities expenses and lease charges payable on behalf of China Tower, etc. Available-for-sale financial assets as of December 31, 2017 or financial assets at FVPL as of December 31, 2018 represent the WMP purchased from SPD Bank and bank deposits represent the deposits placed with SPD Bank.

(iv)

The amounts primarily represent the charges paid/payable to China Tower for the use of telecommunications towers and related assets and the services (“Leased Tower”). On July 8, 2016, CMC and China Tower finalized the leasing and pricing arrangement in relation to the lease of Leased Tower, and entered into an agreement (the “Lease Agreement”). Accordingly, the respective provincial companies of CMC and China Tower entered into provincial company service agreements for the leasing of individual Leased Tower based on their actual service requirements. Pursuant to the management’s assessment, the 5 years lease terms of the Lease Agreement does not account for the major part of the economic lives of the Leased Tower and the present value of the minimum lease payments is not considered substantial comparing to the fair value of the corresponding Leased Tower. At the end of the lease term, there is no purchase option granted to the Group to purchase the Leased Tower. The Group also does not bear any gains or losses in the fluctuation in the fair value of the Leased Tower at the end of the lease terms. As a result, the Group does not substantially bear the risks and reward incidental to the ownership of the Leased Tower, and hence the Group accounts for the Leased Tower leasing as operating leases. On January 31, 2018, CMC and China Tower unanimously agreed on supplementary provisions to the Lease Agreement (“Supplementary Agreement”). The Supplementary Agreement mainly included: the adjustments to the pricing of tower products, the term of the agreement shall be 5 years, effective from January 1, 2018 and expiring on December 31, 2022. The Supplementary Agreement did not affect the Group’s judgement on operating lease aforementioned.

(v)	The amount represents the telecommunications services charges paid/payable to Union Mobile Pay Co., Ltd., an associate of CMCC Group until July 2016.
(vi)	The amount represents the property leasing revenue received/receivable from SPD Bank and China Tower.